Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001556593
Registrant Name	Rithm Capital Corp.
Registration File Number	333-289162
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES